EQUITY (Schedule of Stock Option Activity) (Details) - Employee [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding at beginning of year	1,501,100	4,431,383	5,374,000
Granted	1,267,500	570,000	600,000
Exercised	(171,100)	(1,307,448)	(272,000)
Expired		(1,209,005)	(21,750)
Forfeited	(197,500)	(983,830)	(1,248,867)
Outstanding at end of year	2,400,000	1,501,100	4,431,383
Exerciable at end of year	753,081	555,182	3,357,465
Vested and expected to vest at December 31, 2016	2,270,670
Weighted-average exercise price
Outstanding at beginning of year	$ 5.0	$ 5.0	$ 5.0
Granted	4.9	5.5	5.2
Exercised	3.3	4.3	4.0
Expired		5.7	6.5
Forfeited	5.7	5.5	5.2
Outstanding at end of year	5.0	5.0	5.0
Exercisable at end of year	5.1	$ 4.7	$ 5.2
Vested and expected to vest at December 31, 2016	$ 5.0
Weighted-average remaining contractual term
Outstanding	4 years 4 months 24 days	4 years 3 months 18 days
Exercisable at December 31, 2016	3 years 3 months 18 days
Vested and expected to vest at December 31, 2016	4 years 4 months 24 days
Aggregate intrinsic value
Outstanding at January 1, 2016	$ 74
Outstanding at December 31, 2016	380	$ 74
Exercisable at December 31, 2016	101
Vested and expected to vest at December 31, 2016	$ 360